Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Royalties	Future minimum royalties are as follows as of December 31, 2024:
2025 and each year through the date the patents expire	300,000